Average number of employees (Tables)	12 Months Ended
Dec. 31, 2020
Number and average number of employees [abstract]
Summary of average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)			Group total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Principal locations of employment:
Australia and New Zealand	20,482	19,195	19,017	634	619	578	21,116	19,814	19,595
Canada	11,814	11,576	10,620	—	—	—	11,814	11,576	10,620
UK	172	190	287	—	—	—	172	190	287
Europe	1,020	959	1,418	—	—	—	1,020	959	1,418
Africa	2,559	3,121	3,496	1,214	1,250	1,262	3,773	4,371	4,758
US	3,543	3,400	3,792	—	—	—	3,543	3,400	3,792
Mongolia	3,465	3,215	2,886	—	—	—	3,465	3,215	2,886
Indonesia	—	—	1,615	—	—	—	—	—	1,615
South America	220	243	210	1,293	1,270	1,289	1,513	1,513	1,499
India	324	272	288	—	—	—	324	272	288
Singapore	456	430	422	—	—	—	456	430	422
Other countries(a)	278	267	278	—	—	—	278	267	278
Total	44,333	42,868	44,329	3,141	3,139	3,129	47,474	46,007	47,458

(a) “Other countries” primarily includes employees in the Middle East (excluding Oman which is included in Africa), and other countries in Asia which are not shown separately in the table above.